Summary of Significant Accounting Policies - Schedule of Capitalized and Debt Portion of AFUDC (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt portion	$ 1,129	$ 718	$ 512
Equity portion	1,943	1,154	945
AFUDC capitalized as part of utility plant	$ 3,072	$ 1,872	$ 1,457